CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	¥ 323	¥ 243
Land use rights	2,480	1,495
Right-of-use assets	398	283
Intangible assets	2,368	2,829
Goodwill	19,493	19,121
Investments accounted for using equity method	4,330	3,599
Financial assets at fair value through other comprehensive income	3,168	7,302
Other investments	304	199
Prepayments, deposits and other assets	709	743
Deferred tax assets	347	346
Term deposits	6,530	4,303
Total non-current assets	40,450	40,463
Current assets
Inventories	14	24
Accounts receivable	2,670	3,610
Prepayments, deposits and other assets	2,958	2,731
Other investments	37	37
Short-term investments	0	1,029
Term deposits	11,291	12,769
Restricted cash	34	0
Cash and cash equivalents	9,555	6,591
Total current assets	26,559	26,791
Total assets	67,009	67,254
Equity attributable to equity holders of the Company
Share capital	2	2
Additional paid-in capital	36,456	36,238
Shares held for share award schemes	(202)	(183)
Treasury shares	(6,349)	(3,660)
Other reserves	6,140	3,726
Retained earnings	12,052	14,194
Equity attributable to equity holders of the Company	48,099	50,317
Non-controlling interests	1,028	738
Total equity	49,127	51,055
Non-current liabilities
Notes payable	5,536	5,062
Accounts payable	0	93
Other payables and other liabilities	6	32
Deferred tax liabilities	211	271
Lease liabilities	306	205
Deferred revenue	106	86
Total non-current liabilities	6,165	5,749
Current liabilities
Accounts payable	4,998	4,329
Other payables and other liabilities	4,022	3,832
Current tax liabilities	404	363
Lease liabilities	123	92
Deferred revenue	2,170	1,834
Total current liabilities	11,717	10,450
Total liabilities	17,882	16,199
Total equity and liabilities	¥ 67,009	¥ 67,254